Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash And Cash Equivalents [Abstract]
Restricted cash and bank balances	$ 82	$ 88	$ 74